Cover	Nov. 09, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	001-15891
Entity Registrant Name	NRG ENERGY, INC.
Entity Central Index Key	0001013871
Entity Tax Identification Number	41-1724239
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1301 McKinney St
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77010
City Area Code	713
Local Phone Number	537-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	NRG
Security Exchange Name	NYSE
Common Stock [Member] | NYSE Texas [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	NRG
Security Exchange Name	NYSE